                                                              SEPTEMBER 20, 2001

SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549

RE:  Nuveen Tax-Free Unit Trust, Series 1258

     File No. 333-68602

     Dear Sir or Madam:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on September 20, 2001.

     Very truly yours,

     Nuveen Investments

     /s/ Thomas C. Muntz